Segment Reporting (Tables)	3 Months Ended	12 Months Ended
	May 04, 2013	Feb. 02, 2013
Net Revenues

The Company classifies its sales into furniture and non-furniture product lines. Furniture includes both indoor and outdoor furniture from the Company’s business lines. Non-furniture includes lighting, textiles, accessories and home décor. Net revenues in each category were as follows (in thousands):

	Three Months Ended
	May 4, 2013	April 28, 2012
Furniture	$171,373	$113,824
Non-furniture	129,964	104,090

Total net revenues	$301,337	$217,914

The Company classifies its sales into furniture and non-furniture product lines. Furniture includes both indoor and outdoor furniture from the Company’s business lines. Non-furniture includes lighting, textiles, accessories and home décor. Net revenues in each category were as follows (in thousands):

	Year Ended
	February 2, 2013	January 28, 2012	January 29, 2011
Furniture	$628,092	$477,730	$339,173
Non-furniture	564,954	480,354	433,579

Total net revenues	$1,193,046	$958,084	$772,752